Foreign Currency Remeasurement (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency [Abstract]
Foreign currency transaction gain (loss), recognized	$ (2,889)	$ (22,440)